Summary of Significant Accounting Policies (Details 3) - AUD ($)		Jul. 02, 2019	Jun. 30, 2019
Summary Of Significant Accounting Policies
Right-of-use assets	[1]
Properties		$ 96,824

[1]	Included in the line item 'property, plant and equipment' in the consolidated balance sheet.